Weighted Average Per Share Grant Date Fair Value of Options Granted and Total Intrinsic Value of Options Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Per Share Grant Date Fair Value			$ 11.26
Total Intrinsic Value of Options Exercised	$ 16.5	$ 18.4	$ 9.4